Other operating items - Other Operating Income (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre petition liability write off						$ 27		$ 0		$ 0
War risk insurance rebate						22		0		0
Loss of hire insurance settlement						2		9		10
Receipt of overdue receivable						0		0		26
Other Settlement Income (Expense)						3		0		3
Total other operating income	$ 0	$ 0	$ 0	$ 0	$ 3	54	[1]	$ 9	[1]	$ 39	[1]
West Bollsta
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre petition liability write off						19
Aquadrill
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre petition liability write off						$ 8

[1]	Includes revenue received from related parties of $189 million, $305 million and $333 million and costs paid to related parties of $70 million, $12 million, and $3 million for the years ended December 31, 2021, 2020 and 2019, respectively. Refer to Note 27 – “Related party transactions” for further details.